AST Balanced Asset Allocation Portfolio Expense Example, No Redemption - AST Balanced Asset Allocation Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	297
Expense Example, No Redemption, 5 Years	522
Expense Example, No Redemption, 10 Years	$ 1,170